Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net profit before tax	kr 9,164	kr 5,637	kr 6,945
Financial income	(4,438)	(1,940)	(3,189)
Financial Expenses	1,977	1,624	2,511
Adjustment for non-cash transactions
Share-based compensation expense	721	586	439
Depreciation	335	272	222
Amortization	78	23	140
Impairment charges	115
Change in operating assets and liabilities
Receivables	(1,590)	797	(2,123)
Inventories	(5)	(57)
Other Payables	857	622	283
Cash flows from operating activities before financial items	7,214	7,564	5,228
Interest received	935	908	283
Interest elements of lease payments	(35)	(24)	(15)
Interest paid		(1)	(1)
Corporate taxes (paid)/received	(343)	(1,067)	(1,583)
Net cash provided by operating activities	7,771	7,380	3,912
Cash flows from investing activities:
Investment in intangible assets	(117)	(10)
Investment in tangible assets	(187)	(366)	(317)
Marketable securities bought	(8,581)	(10,876)	(9,659)
Marketable securities sold	11,279	10,001	7,254
Other investments bought	(55)	(31)	(39)
Net cash (used in) investing activities	(9,907)	(1,282)	(2,761)
Cash flows from financing activities:
Warrants exercised	129	152	280
Principal elements of lease payments	(60)	(91)	(73)
Purchase of treasury shares	(3,879)	(564)	(908)
Payment of withholding taxes on behalf of employees on net settled RSUs	(109)	(103)	(88)
Net cash (used in) financing activities	(3,919)	(606)	(789)
Changes in cash and cash equivalents	(6,055)	5,492	362
Cash and cash equivalents at the beginning of the period	14,867	9,893	8,957
Exchange rate adjustments	1,046	(518)	574
Cash and cash equivalents at the end of the period	9,858	14,867	9,893
Cash and cash equivalents include:
Bank deposits	9,776	13,514	9,299
Short-term marketable securities	82	1,353	594
Cash and cash equivalents at the end of the period	9,858	14,867	9,893
Parent Company | Reportable Legal Entities
Cash flows from operating activities:
Net profit before tax	14,493	6,021
Financial income	(17,404)	(2,199)
Financial Expenses	12,239	1,871
Adjustment for non-cash transactions
Share-based compensation expense	88	84
Depreciation	40	32
Amortization	36	29
Impairment charges	282
Change in operating assets and liabilities
Receivables	(1,173)	1,062
Inventories	22	(31)
Other Payables	352	207
Cash flows from operating activities before financial items	8,975	7,076
Interest received	905	888
Interest elements of lease payments	(10)	(9)
Interest paid		(1)
Corporate taxes (paid)/received	(317)	(1,056)
Net cash provided by operating activities	9,553	6,898
Cash flows from investing activities:
Transactions with subsidiaries	(14,198)	868
Investment in intangible assets	(198)	(82)
Investment in tangible assets	(6)	(117)
Marketable securities bought	(8,581)	(10,876)
Marketable securities sold	11,279	10,001
Other investments bought	(42)	(30)
Net cash (used in) investing activities	(11,746)	(236)
Cash flows from financing activities:
Warrants exercised	129	152
Principal elements of lease payments	(13)	(15)
Purchase of treasury shares	(3,879)	(564)
Payment of withholding taxes on behalf of employees on net settled RSUs	(109)	(103)
Net cash (used in) financing activities	(3,872)	(530)
Changes in cash and cash equivalents	(6,065)	6,132
Cash and cash equivalents at the beginning of the period	14,467	8,830
Exchange rate adjustments	591	(495)
Cash and cash equivalents at the end of the period	8,993	14,467	8,830
Cash and cash equivalents include:
Bank deposits	8,911	13,114
Short-term marketable securities	82	1,353
Cash and cash equivalents at the end of the period	kr 8,993	kr 14,467	kr 8,830